accounts payable and accrued liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
accounts payable and accrued liabilities
Accrued liabilities	$ 1,102	$ 1,091
Payroll and other employee-related liabilities	482	422
Restricted share units liability	95	77
Total	1,679	1,590
Trade accounts payable	834	892
Interest payable	170	160
Other	190	107
Total	$ 2,873	$ 2,749